Restatement of Previously Filed Balance Sheet (Tables)	11 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of summarizes the effect of the restatement
As of August 13, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$202,694,255	$—	$202,694,255
Total liabilities	$7,709,145	$—	$7,709,145
Class A ordinary shares subject to redemption at $10.00 per share	$189,985,100	$10,014,900	$200,000,000
Preferred shares	—	—	—
Class A ordinary shares	166	(100)	66
Class B ordinary shares	767	—	767
Additional paid-in capital	5,013,844	(5,013,844)	—
Accumulated deficit	(14,767)	(5,000,955)	(5,015,722)
Total shareholders’ equity (deficit)	$5,000,010	$(10,014,900)	$(5,014,890)
Total Liabilities, Class A ordinary shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$202,694,255	$—	$202,694,255
Class A ordinary shares subject to redemption	18,998,510	1,001,490	20,000,000
Class A ordinary shares	1,001,490	(1,001,490)	—